Stock-Based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-based compensation expense	$ 11.4	$ 8.9	$ 5.5
Tax benefit recorded in consolidated statements of income	$ 2.9	$ 4.6	$ 1.9